9. Obligation On Patent Acquisitions (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Interest Expense, Other	$ 0	$ 1,283	$ 0	$ 10,037